Financial instruments (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of financial liabilities [line items]
Schedule of financial liabilities measured at fair value

Financial liabilities at fair value through profit and loss:

	June 30, 2022			December 31, 2021
	£000			£000
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Convertible Senior Secured Notes	—	—	92,450	—	—	112,799
Warrant liabilities	6,187	—	—	10,730	—	—
	6,187	—	92,450	10,730	—	112,799

Schedule of measurement inputs for level 3 fair value financial liabilities

The fair value of the convertible senior secured notes has been estimated using a binomial lattice framework. The following inputs have been used:

	June 30, 2022	December 31, 2021
Risk-free rate	3.00%	1.25%
Dividend yield	—	—
Volatility	52.5%	52.5%
Credit spread	21.8%	21.8%